As filed with the Securities and Exchange Commission on June 22, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

866-700-6104
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2010

Date of reporting period:  April 30, 2010

Item 1. Schedule of Investments.

Mexico Equity & Income Fund, Inc.
Schedule of Investments
April 30, 2010 (Unaudited)

	Shares		Value
COMMON STOCKS - 94.56%
Beverages - 6.51%
Emboteladoras Arca, S.A.	287,000		$1,083,921
Fomento Economico Mexicano, S.A.B. de C.V.	524,600		2,487,879
Grupo Continental, S.A.	637,100		1,705,522
			5,277,322
Chemicals - 2.90%
Mexichem, S.A. de C.V.	820,059		2,347,831
Commercial Banks - 5.36%
Corporativo GBM, S.A.B. de C.V.	2,781,928		1,346,650
Grupo Financiero Banorte, S.A. de C.V. - Class O	723,000		3,001,869
			4,348,519
Commercial Services & Supplies - 1.89%
Promotora Ambiental, S.A. de C.V. (a)	1,297,745		1,528,340
Construction & Engineering - 12.63%
Carso Infraestructura y Construccion, S.A. de C.V. (a)	3,298,368		2,145,825
Grupo Mexicano de Desarollo, S.A. (a)	1,452,351		1,297,558
Impulsora del Desarrollo y el Empleo en America Latina, S.A. de C.V. (a)	2,226,785		2,808,745
Promotora y Operadora de Infraestructura, S.A. de C.V. (a)	1,602,305		3,988,763
			10,240,891
Consumer Finance - 2.75%
Financiera Independencia S.A.B. de C.V. (a)	2,072,600		2,228,774
Food Products - 2.96%
Grupo Bimbo, S.A.B. de C.V.	187,957		1,502,160
Grupo Comercial Chedraui	32,906		90,869
Grupo Herdez, S.A.B.	545,600		809,609
			2,402,638
Food & Staples Retailing - 4.94%
Wal-Mart de Mexico	1,720,000		4,003,756
Hotels, Restaurants & Leisure - 6.33%
GMD Resorts, S.A.B. de C.V. (a)	1,358,073		430,180
Grupe, S.A. de C.V. (a) (b)	3,231,886		4,698,634
			5,128,814
Household Durables - 2.71%
Consorcio ARA, S.A. de C.V.	3,202,000		2,200,160
Industrial Conglomerates - 4.08%
Alfa, S.A. - Class A	425,300		3,308,858
Insurance - 2.53%
Qualita Compania de Seguros	2,968,651		2,049,465
Metals & Mining - 8.41%
Grupo Mexico, S.A. - Series B	2,594,157		6,816,056
Pharmaceuticals - 13.40%
Genomma Lab Internacional SA (a)	3,310,877		10,866,620
Wireless Telecommunication Services - 17.16%
America Movil, S.A. de C.V. - Class L	5,388,199		13,907,852
TOTAL COMMON STOCKS (Cost $78,201,895)			$76,655,896

CAPITAL DEVELOPMENT CERTIFICATES - 3.01%
Atlas Discovery Trust II	300,000		$2,436,598
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $2,317,515)			$2,436,598

	Principal
	Amount		Value
CORPORATE BONDS - 1.99%
Housing - 1.99%
Urbi, Desarrollos Urbanos, S.A. de C.V.
8.500%, 04/19/2016 (c)	$1,521,000		1,616,823
TOTAL CORPORATE BONDS (Cost $1,264,690)			$1,616,823

SHORT TERM INVESTMENTS - 4.20%
Commercial Paper - 3.78%
Mexican INAFIN
0.000% Coupon, 4.732% Effective Yield, 05/04/2010 (c)	8,506,759	*	690,656
Mexican INAFIN
0.000% Coupon, 4.740% Effective Yield, 05/05/2010 (c)	554,694	*	45,029
Mexican INAFIN
0.000% Coupon, 4.741% Effective Yield, 05/07/2010 (c)	28,753,032	*	2,334,432
TOTAL COMMERCIAL PAPER (Cost $3,076,757)			$3,070,117

INVESTMENT COMPANIES - 0.42%
First American Treasury Obligation - Class A	$343,501		343,501
TOTAL INVESTMENT COMPANIES (Cost $343,501)			$343,501

TOTAL SHORT TERM INVESTMENTS (Cost $3,420,258)			$3,413,618
Total Investments (Cost $85,204,358) - 103.76%			$84,122,935
Liabilities in excess of other assets - (3.76)%			(3,051,857)
TOTAL NET ASSETS - 100.00%			$81,071,078

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Affiliated company.
(c) Effective yield based on the purchase price. The calculation assumes the security is held to maturity.
(d) Variable Rate
* Principal amount in Mexican Pesos

The cost basis of investments for federal income tax purposes at April 30, 2010 was as follows:

Cost of investments**	$85,204,358
Gross unrealized appreciation	5,184,547
Gross unrealized depreciation	(6,265,970)
Net unrealized depreciation	$(1,081,423)

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

TRANSACTIONS WITH AFFILIATES (Unaudited)
The following issuer is affiliated with the Fund; that is, the Fund held 5% or more of the outstanding voting shares during the period from August 1, 2009 through April 30, 2010, as defined in Section (2)(a)(3) of the Investment Company Act of 1940.

Issuer Name	Grupe, S.A.de C.V.

August 1, 2009
Shares	3,467,818
Cost	$4,994,372

Gross Additions
Shares	—
Cost	$—

Gross Deductions
Shares	(235,932)
Cost	$(304,628)

April 30, 2010
Shares	3,231,886
Cost	$4,689,744
Market Value	$4,698,634
Realized gain (loss)	$19,111
Investment income	$—

FAS 157 – Summary of Fair Value Exposure at April 30, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Beverages	$5,277,322	$—	$—	$5,277,322
Chemicals	2,347,831	—	—	2,347,831
Commercial Banks	4,348,519	—	—	4,348,519
Commercial Services & Supplies	1,528,340	—	—	1,528,340
Construction & Engineering	10,240,891	—	—	10,240,891
Consumer Finance	2,228,774	—	—	2,228,774
Food Products	2,402,638	—	—	2,402,638
Food & Staples Retailing	4,003,756			4,003,756
Hotels, Restaurants & Leisure	5,128,814	—	—	5,128,814
Household Durables	2,200,160	—	—	2,200,160
Industrial Conglomerates	3,308,858	—	—	3,308,858
Insurance	2,049,465	—	—	2,049,465
Metals & Mining	6,816,056			6,816,056
Pharmaceuticals	10,866,620	—	—	10,866,620
Wireless Telecommunication Services	13,907,852	—	—	13,907,852
Total Equity	76,655,896	—	—	76,655,896

Capital Development Certificates		2,436,598		2,436,598

Corporate Bonds
Housing	—	1,616,823	—	1,616,823

Short-Term Investments	343,501	3,070,117	—	3,413,618
Total Investments in Securities	$76,999,397	$7,123,538	$—	$84,122,935

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Mexico Equity and Income Fund, Inc.

By (Signature and Title)    /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date    June 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date    June 17, 2010

By (Signature and Title)*    /s/ Gerald Hellerman
Gerald Hellerman, Chief Financial Officer

Date    June 19, 2010

* Print the name and title of each signing officer under his or her signature.